Annual Fund Operating Expenses	Mar. 30, 2026
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.67%
Fee Waiver or Reimbursement	(0.46%)	[1]
Net Expenses (as a percentage of Assets)	1.24%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	2.56%
Fee Waiver or Reimbursement	(0.60%)	[1]
Net Expenses (as a percentage of Assets)	1.99%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	1.24%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]
Lyrical International Value Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	8.73%
Expenses (as a percentage of Assets)	9.91%
Fee Waiver or Reimbursement	(8.59%)	[2]
Net Expenses (as a percentage of Assets)	1.32%	[2]
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	3.54%
Expenses (as a percentage of Assets)	4.44%
Fee Waiver or Reimbursement	(3.40%)	[2]
Net Expenses (as a percentage of Assets)	1.04%	[2]

[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2027, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2027, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated. During the fiscal year ended November 30, 2025, the Adviser recouped $131,236 of prior years’ management fee reductions and expense reimbursements.
[2]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2027, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2027, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.